SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of changes in working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cashflow Information [abstract]
Trade and other receivables	$ 7,315	$ (16,897)
Prepaid expenses	(1,643)	(2,149)
Inventories	(20,415)	(23,824)
Trade and other payables	(3,278)	3,556
Increase (decrease) in working capital	$ (18,021)	$ (39,314)